Condensed Consolidated Statements of Comprehensive Income - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenues
Revenues	$ 19,408,005	$ 23,619,205
Total revenues	19,408,005	23,619,205
Expenses
Voyage expenses	7,343,749	5,680,135
Voyage expenses – related party	237,802	295,839
Vessels' operating expenses	4,489,982	3,730,571
Vessels' operating expenses – related party	66,500	67,167
Drydocking costs	78,701	0
Management fees – related party	318,560	263,120
General and administrative expenses	1,059,681	1,883,512
General and administrative expenses – related party	270,245	225,445
Depreciation	3,250,941	2,926,709
Total expenses	17,116,161	15,072,498
Income from operations	2,291,844	8,546,707
Other (expenses)/income
Interest and finance costs	(4,192)	(8,592)
Interest and finance costs – related parties	(365,935)	(1,691,831)
Interest income	177,264	642,567
Foreign exchange loss	(18,822)	(282,647)
(Loss)/gain on warrants	508,232	(15,176,536)
Other (expenses)/income, net	296,547	(16,517,039)
Net (loss)/income	$ 2,588,391	$ (7,970,332)
(Loss)/earnings per share (Note 9)
-Basic	$ 0.52	$ (47.82)
-Diluted	$ (0.06)	$ (47.82)
Weighted average number of shares (Note 9)
-Basic	733,370	234,474
-Diluted	1,804,320	234,474